Goodwill and Other Intangibles - Carrying Amounts of Goodwill by Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Jan. 02, 2016
GOODWILL AND OTHER INTANGIBLES
Balance at Beginning	$ 299,708	$ 275,262
Fiscal acquisitions	30,685	24,446
Balance at End	330,393	299,708
Foodservice [Member]
GOODWILL AND OTHER INTANGIBLES
Balance at Beginning	188,408	187,136
Fiscal acquisitions	28,847	1,272
Balance at End	217,255	188,408
Retail [Member]
GOODWILL AND OTHER INTANGIBLES
Balance at Beginning	57,698	46,236
Fiscal acquisitions	333	11,462
Balance at End	58,031	57,698
Convenience [Member]
GOODWILL AND OTHER INTANGIBLES
Balance at Beginning	53,602	41,890
Fiscal acquisitions	1,505	11,712
Balance at End	$ 55,107	$ 53,602